SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENTED INFORMATION

13.	SEGMENTED INFORMATION

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similar customer base and similarities in economic characteristics; nature of services. The Company has two reportable segments based on business unit, Investment Holding and Information Technology (“IT”) businesses and three reportable segments based on country, British Virgin Islands, Malaysia and Bangladesh.

The Company adopted the ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses.

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

	For the six months ended June 30, 2026
By Business Unit	Investment holding	IT	Total

Revenue	$–	$2,977	$2,977
Cost of revenue	–	(2,350)	(2,350)
Gross profit	–	627	627
Other income	–	58,524	58,524
General and administrative expenses	(16,545)	(147,466)	(164,011)
Net loss before taxation	(16,545)	(88,315)	(104,860)

Total assets	$–	$31,122	$31,122

	For the six months ended June 30, 2025
By Business Unit	Investment holding	IT	Total

Revenue	$–	$5,977	$5,977
Cost of revenue	–	(303,987)	(303,987)
Gross loss	–	(298,010)	(298,010)
Other income	–	4,039	4,039
Research and development expenses	–	(18,146)	(18,146)
General and administrative expenses	(56,222)	(143,798)	(200,020)
Net loss before taxation	(56,222)	(455,915)	(512,137)

Total assets	$–	$253,886	$253,886

	For the six months ended June 30, 2026
By Country	British Virgin Islands	Bangladesh	Malaysia	Total

Revenue	$–	–	$2,977	$2,977
Cost of revenue	–	–	(2,350)	(2,350)
Depreciation	–	–	(98)	(98)
Net loss before taxation	(16,545)	(9)	(88,306)	(104,860)

Total assets	$–	$2,385	$28,737	$31,122

	For the six months ended June 30, 2025
By Country	British Virgin Islands	Bangladesh	Malaysia	Total

Revenue	$–	–	$5,977	$5,977
Cost of revenue	–	–	(303,987)	(303,987)
Depreciation	–	–	(5,636)	(5,636)
Net loss before taxation	(56,222)	(1)	(455,914)	(512,137)

Total assets	$–	$2,486	$251,400	$253,886